RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 956	$ 860	$ 1,277
Office and miscellaneous	300	464	925
Exploration and evaluation assets	5,361	5,527	4,810
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	594	450	297
Office and miscellaneous	560	567	507
Exploration and evaluation assets	353	352	248
Total cost	$ 1,507	$ 1,369	$ 1,052